UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Thomas Newmeyer
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Thomas Newmeyer  San Francisco, CA    January 15, 2008

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    none

Form 13F information table entry total: 91

Form 13F information table value total: $197,344,000

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer          Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager  (a)Sole (b) (c) None


3M                             COM      604059 10 5    3,901       46,275 SH   SOLE              0   0   46,275
Abbott Labs                    COM      002824 10 0    2,965       52,805 SH   SOLE              0   0   52,805
Adobe Sys Inc	               COM      00724F 10 1      994       23,275 SH   SOLE              0   0   23,275
American Int'l Group           COM      026874 10 7      611       10,495 SH   SOLE              0   0   10,495
Amgen Inc.                     COM      031162 10 0    1,850       39,842 SH   SOLE              0   0   39,842
Anadarko Petroleum             COM      032511 10 7    1,276       19,425 SH   SOLE              0   0   19,425
Anheuser Busch Cos Inc         COM      035229 10 3    3,566       68,145 SH   SOLE              0   0   68,145
AT&T Corp                  COM NEW      00206R 10 2    4,727   	  113,746 SH   SOLE              0   0  113,746
Auto Data Processing In        COM      053015 10 3    2,502       56,195 SH   SOLE              0   0   56,195
Bank of America Corporation    COM      060505 10 4    1,855       44,979 SH   SOLE              0   0   44,979
Baxter Intl Inc                COM      071813 10 9    4,250       73,226 SH   SOLE              0   0   73,226
Becton Dickinson & Co          COM      075887 10 9    3,139	   37,567 SH   SOLE              0   0   37,567
Berkshire Hathaway Inc Del    CL B      084670 20 7      776          164 SH   SOLE              0   0      164
Boeing Co                      COM      097023 10 5    2,754       31,499 SH   SOLE              0   0   31,499
BP PLC               SPONSORED ADR      110889 40 9    4,480       61,240 SH   SOLE              0   0   61,240
Cadbury Schweppes PLC          ADR      127209 30 2    2,720       55,111 SH   SOLE              0   0   55,111
CBS Corp.                      COM      124857 20 2      322       11,852 SH   SOLE              0   0   11,852
Chevron Corp New               COM      166764 10 0    5,858       62,768 SH   SOLE              0   0   62,768
Cisco Sys Inc                  COM      17275R 10 2    3,742      138,269 SH   SOLE              0   0  138,269
Citigroup Inc                  COM      172967 10 1    1,006       34,171 SH   SOLE              0   0   34,171
Citizens Communications Co     COM      17453B 10 1    1,089       85,615 SH   SOLE              0   0   85,615
Coca Cola Co                   COM      191216 10 0    2,661       43,376 SH   SOLE              0   0   43,376
ConocoPhillips                 COM      20825C 10 4    2,522       28,571 SH   SOLE              0   0   28,571
Corning Inc                    COM      219350 10 5    2,187       91,184 SH   SOLE              0   0   91,184
Costco Whsl Corp New           COM      22160Q 10 2    3,141       45,030 SH   SOLE              0   0   45,030
Disney Walt Co.                COM      254687 10 6    2,221       68,814 SH   SOLE              0   0   68,814
EMC Corp Mass                  COM      268648 10 2    1,277       68,935 SH   SOLE              0   0   68,935
Ebay Inc                       COM      278642 10 3    1,346       40,575 SH   SOLE              0   0   40,575
Electronic Arts Inc            COM      285512 10 9    1,239       21,215 SH   SOLE              0   0   21,215
Emerson Elec Co                COM      291011 10 4    2,421       42,742 SH   SOLE              0   0   42,742
Exxon Mobil Corp               COM      30231G 10 2    4,961       52,951 SH   SOLE              0   0   52,951
Fifth Third Bancorp            COM      316773 10 0      275       10,950 SH   SOLE              0   0   10,950
Gannett Inc                    COM      364730 10 1    1,463       37,535 SH   SOLE              0   0   37,535
Genentech Inc New              COM      368710 40 6    1,681       25,070 SH   SOLE              0   0   25,070
General Electric Co            COM      369604 10 3    4,385      118,292 SH   SOLE              0   0  118,292
General Mills Inc.             COM      370334 10 4    1,340       23,517 SH   SOLE              0   0   23,517
Getty Images Inc.	       COM      374276 10 3      259        8,950 SH   SOLE              0   0    8,950
Google Inc.                  CL  A      38259P 50 8    1,781        2,577 SH   SOLE              0   0    2,577
Hain Celestial Group Inc       COM      405217 10 0      481       15,050 SH   SOLE              0   0   15,050
Hewlett-Packard Co             COM      428236 10 3    4,833       95,746 SH   SOLE              0   0   95,746
Home Depot Inc                 COM      437076 10 2    1,840       68,302 SH   SOLE              0   0   68,302
Hubbell Inc                  CL  A      443510 10 2    1,319       23,950 SH   SOLE              0   0   23,950
Hubbell Inc                  CL  B      443510 20 1      534       10,361 SH   SOLE              0   0   10,361
Hutton Tele Trust              COM      447900 10 1       86       24,000 SH   SOLE              0   0   24,000
Icoa Inc.                      COM      449292 20 0        0       50,000 SH   SOLE              0   0   50,000
Intel Corp                     COM      458140 10 0    6,288      235,882 SH   SOLE              0   0  235,882
Intl Business Machs            COM      459200 10 1    6,655       61,568 SH   SOLE              0   0   61,568
Intl Game Technolog            COM      459902 10 2    1,287       29,315 SH   SOLE              0   0   29,315
Johnson & Johnson              COM      478160 10 4    4,825       72,346 SH   SOLE              0   0   72,346
Lee Enterprises Inc            COM      523768 10 9      169       11,551 SH   SOLE              0   0   11,551
Liberty Media Capital          COM      53071M 30 2      541        4,645 SH   SOLE              0   0    4,645
Liberty Media Interactive      COM      53071M 10 4      347       18,231 SH   SOLE              0   0   18,231
Lilly Eli & Co.                COM      532457 10 8    2,783       52,134 SH   SOLE              0   0   52,134
Masco Corp                     COM      574599 10 6    1,396       64,641 SH   SOLE              0   0   64,641
Mc Cormick & Co Inc    COM NON VTG      579780 20 6    2,816       74,293 SH   SOLE              0   0   74,293
Medtronic Inc                  COM      585055 10 6      847       16,856 SH   SOLE              0   0   16,856
Merck & Co Inc                 COM      589331 10 7    1,248       21,487 SH   SOLE              0   0   21,487
Microsoft Corp                 COM      594918 10 4    4,199      117,951 SH   SOLE              0   0  117,951
Motorola Inc                   COM      620076 10 9    1,441       89,900 SH   SOLE              0   0   89,900
Mueller Water Products        CL A      624758 10 8      660       69,402 SH   SOLE              0   0   69,402
Mueller Water Products        CL B      624758 20 7      153       15,425 SH   SOLE              0   0   15,425
New York Times Co             CL A      650111 10 7      492       28,110 SH   SOLE              0   0   28,110
Nike Inc.                     CL B      654106 10 3    1,316       20,490 SH   SOLE              0   0   20,490
Oracle Corp		       COM      68389X 10 5    1,048       46,429 SH   SOLE              0   0   46,429
Pentair Inc.                   COM      709631 10 5    2,066       59,360 SH   SOLE              0   0   59,360
Pepsico Inc                    COM      713448 10 8    5,786       76,243 SH   SOLE              0   0   76,243
Pfizer Inc                     COM      717081 10 3    4,736      208,392 SH   SOLE              0   0  208,392
Procter & Gamble Co            COM      742718 10 9    5,091       69,351 SH   SOLE              0   0   69,351
Royal Dutch Shell PLC  SPONS ADR A      780259 20 6      599        7,125 SH   SOLE              0   0    7,125
Schlumberger Ltd               COM      806857 10 8    6,587       66,962 SH   SOLE              0   0   66,962
Snap On Inc                    COM      833034 10 1    1,155       23,950 SH   SOLE              0   0   23,950
Spectra Energy Corp            COM      847560 10 9    1,065       41,250 SH   SOLE              0   0   41,250
Starbucks Corp                 COM      855244 10 9    1,054       51,500 SH   SOLE              0   0   51,500
Sysco Corp                     COM      871829 10 7    2,207       70,734 SH   SOLE              0   0   70,734
Target Corp                    COM      87612e 10 6    3,154       63,096 SH   SOLE              0   0   63,096
Time Warner Inc                COM      887317 10 5    1,900      115,099 SH   SOLE              0   0  115,099
U S T Inc                      COM      902911 10 6      695       12,700 SH   SOLE              0   0   12,700
Union Pac Corp                 COM      907818 10 8    1,127        8,975 SH   SOLE              0   0    8,975
United Natural Foods Inc       COM      911163 10 3      527       16,625 SH   SOLE              0   0   16,625
United Parcel Service Inc      COM      911312 10 6    3,110       43,980 SH   SOLE              0   0   43,980
Verizon Communications         COM      92343v 10 4    2,877       65,854 SH   SOLE              0   0   65,854
Viacom Inc                    CL B      925524 30 8      614       14,000 SH   SOLE              0   0   14,000
Vodafone Group PLC   SPONSORED ADR      92857W 10 0    2,417       64,770 SH   SOLE              0   0   64,770
Wal Mart Stores Inc            COM      931142 10 3    1,383       29,113 SH   SOLE              0   0   29,113
Walgreen Co.                   COM      931422 10 9    2,349       61,700 SH   SOLE              0   0   61,700
Watts Water Tech Inc.         CL A      942749 10 2    1,485       49,860 SH   SOLE              0   0   49,860
Wells Fargo & Co New           COM      949746 10 1    1,513       50,141 SH   SOLE              0   0   50,141
Western Union Company          COM      959802 10 9      202        8,330 SH   SOLE              0   0    8,330
Wyeth                          COM	983024 10 0    3,723       84,263 SH   SOLE              0   0   84,263
Yahoo Inc                      COM      984332 10 6    1,257       54,045 SH   SOLE              0   0   54,045
Zimmer Hldgs Inc               COM      98956P 10 2    1,518       22,950 SH   SOLE              0   0   22,950
